Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 MWh MMBTU gal T		Dec. 31, 2011 MWh MMBTU gal T		Dec. 31, 2010
Commodity:
Power (In MWhs)	498,000,000		609,000,000
Coal (In Tons)	10,000,000		21,000,000
Natural Gas (In MMBtus)	147,000,000		100,000,000
Heating Oil and Gasoline (In Gallons)	6,000,000		6,000,000
Interest Rate	$ 235,000,000		$ 226,000,000
Interest Rate and Foreign Currency	1,199,000,000		907,000,000
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	7,000,000		26,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	50,000,000		133,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets	191,000,000		193,000,000
Long-term Risk Management Assets	368,000,000		403,000,000
Current Risk Management Liabilities	155,000,000		150,000,000
Long-term Risk Management Liabilities	214,000,000		195,000,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	25,000,000		41,000,000		123,000,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(23,000,000)		11,000,000		(15,000,000)
Changes in Fair Value Recognized in AOCI	(29,000,000)		(33,000,000)		22,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(38,000,000)		(23,000,000)		11,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	24,000,000	[1]	20,000,000	[1]
Hedging Liabilities	73,000,000	[1]	67,000,000	[1]
AOCI Gain (Loss) Net of Tax	(38,000,000)		(23,000,000)		11,000,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(12,000,000)		(5,000,000)
Maximum Term for Exposure to Variability of Future Cash Flows	33 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	7,000,000		32,000,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	32,000,000		39,000,000
Amount Attributable to RTO and ISO Activities	31,000,000		38,000,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	469,000,000		515,000,000
Amount of Cash Collateral Posted	8,000,000		56,000,000
Additional Settlement Liability if Cross Default Provision is Triggered	328,000,000		291,000,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	7,000,000		26,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	50,000,000		133,000,000
Maximum Term for Exposure to Variability of Future Cash Flows	33 months
Gain on Fair Value Hedging Instrument	0		3,000,000		6,000,000
Loss on Fair Value Portion of Long Term Debt	0		6,000,000		6,000,000
Appalachian Power Co [Member]
Commodity:
Power (In MWhs)	94,059,000		169,459,000
Coal (In Tons)	1,401,000		3,714,000
Natural Gas (In MMBtus)	10,077,000		7,923,000
Heating Oil and Gasoline (In Gallons)	1,050,000		1,057,000
Interest Rate	24,146,000		31,029,000
Interest Rate and Foreign Currency	0		0
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	1,262,000		4,291,000
Cash Collateral Paid Netted Against Risk Management Liabilities	11,029,000		28,964,000
Fair Value of Derivative Instruments
Current Risk Management Assets	30,960,000		39,645,000
Long-term Risk Management Assets	34,360,000		39,226,000
Current Risk Management Liabilities	16,698,000		26,606,000
Long-term Risk Management Liabilities	18,476,000		12,923,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(1,670,000)		5,922,000		30,096,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(285,000)		(56,000)		(7,193,000)
Changes in Fair Value Recognized in AOCI	(1,310,000)		(2,450,000)		3,592,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	1,433,000		(285,000)		(56,000)
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	1,433,000		(285,000)		(56,000)
Maximum Term for Exposure to Variability of Future Cash Flows	17 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	2,159,000		10,007,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	3,699,000		6,211,000
Amount Attributable to RTO and ISO Activities	3,510,000		6,211,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	49,465,000		76,868,000
Amount of Cash Collateral Posted	1,822,000		8,107,000
Additional Settlement Liability if Cross Default Provision is Triggered	30,160,000		27,603,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	1,262,000		4,291,000
Cash Collateral Paid Netted Against Risk Management Liabilities	11,029,000		28,964,000
Maximum Term for Exposure to Variability of Future Cash Flows	17 months
Indiana Michigan Power Co [Member]
Commodity:
Power (In MWhs)	64,791,000		109,326,000
Coal (In Tons)	2,711,000		1,920,000
Natural Gas (In MMBtus)	6,922,000		5,081,000
Heating Oil and Gasoline (In Gallons)	532,000		525,000
Interest Rate	16,584,000		19,890,000
Interest Rate and Foreign Currency	200,000,000		200,000,000
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	867,000		2,752,000
Cash Collateral Paid Netted Against Risk Management Liabilities	7,576,000		18,547,000
Fair Value of Derivative Instruments
Current Risk Management Assets	26,974,000		32,152,000
Long-term Risk Management Assets	23,569,000		29,362,000
Current Risk Management Liabilities	31,517,000		16,980,000
Long-term Risk Management Liabilities	13,898,000		18,871,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	1,344,000		6,230,000		27,394,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(15,284,000)		(8,685,000)		(9,896,000)
Changes in Fair Value Recognized in AOCI	(6,764,000)		(8,207,000)		(901,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(20,093,000)		(15,284,000)		(8,685,000)
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(20,093,000)		(15,284,000)		(8,685,000)
Maximum Term for Exposure to Variability of Future Cash Flows	17 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	1,483,000		6,418,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	2,540,000		3,983,000
Amount Attributable to RTO and ISO Activities	2,411,000		3,983,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	53,499,000		59,936,000
Amount of Cash Collateral Posted	1,252,000		5,200,000
Additional Settlement Liability if Cross Default Provision is Triggered	40,240,000		28,339,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	867,000		2,752,000
Cash Collateral Paid Netted Against Risk Management Liabilities	7,576,000		18,547,000
Maximum Term for Exposure to Variability of Future Cash Flows	17 months
Ohio Power Co [Member]
Commodity:
Power (In MWhs)	132,188,000		229,468,000
Coal (In Tons)	3,033,000		8,337,000
Natural Gas (In MMBtus)	14,163,000		10,728,000
Heating Oil and Gasoline (In Gallons)	1,260,000		1,254,000
Interest Rate	33,934,000		42,093,000
Interest Rate and Foreign Currency	0		0
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	1,774,000		5,810,000
Cash Collateral Paid Netted Against Risk Management Liabilities	15,500,000		39,183,000
Fair Value of Derivative Instruments
Current Risk Management Assets	44,313,000		54,293,000
Long-term Risk Management Assets	48,288,000		53,614,000
Current Risk Management Liabilities	24,155,000		36,561,000
Long-term Risk Management Liabilities	25,965,000		17,890,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(2,126,000)		9,453,000		43,599,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	7,706,000		10,449,000		11,430,000
Changes in Fair Value Recognized in AOCI	(2,002,000)		(2,748,000)		(1,958,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	7,183,000		7,706,000		10,449,000
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	7,183,000		7,706,000		10,449,000
Maximum Term for Exposure to Variability of Future Cash Flows	17 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	3,034,000		13,550,000
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	5,198,000		8,410,000
Amount Attributable to RTO and ISO Activities	4,933,000		8,410,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	69,516,000		104,091,000
Amount of Cash Collateral Posted	2,561,000		10,978,000
Additional Settlement Liability if Cross Default Provision is Triggered	42,386,000		37,380,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	1,774,000		5,810,000
Cash Collateral Paid Netted Against Risk Management Liabilities	15,500,000		39,183,000
Maximum Term for Exposure to Variability of Future Cash Flows	17 months
Public Service Co of Oklahoma [Member]
Commodity:
Power (In MWhs)	0		39,000
Coal (In Tons)	1,980,000		3,574,000
Natural Gas (In MMBtus)	0		115,000
Heating Oil and Gasoline (In Gallons)	616,000		618,000
Interest Rate	0		175,000
Interest Rate and Foreign Currency	0		0
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		53,000
Cash Collateral Paid Netted Against Risk Management Liabilities	0		130,000
Fair Value of Derivative Instruments
Current Risk Management Assets	509,000		565,000
Long-term Risk Management Assets	31,000		314,000
Current Risk Management Liabilities	5,848,000		1,280,000
Long-term Risk Management Liabilities	31,000		1,330,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(5,160,000)		(413,000)		3,286,000
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	7,149,000		8,494,000		(599,000)
Changes in Fair Value Recognized in AOCI	104,000		(367,000)		8,890,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	6,481,000		7,149,000		8,494,000
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	6,481,000		7,149,000		8,494,000
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	1,509,000		856,000
Amount Attributable to RTO and ISO Activities	1,429,000		414,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	0		142,000
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	0		61,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		53,000
Cash Collateral Paid Netted Against Risk Management Liabilities	0		130,000
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Southwestern Electric Power Co [Member]
Commodity:
Power (In MWhs)	0		49,000
Coal (In Tons)	1,312,000		2,974,000
Natural Gas (In MMBtus)	0		145,000
Heating Oil and Gasoline (In Gallons)	585,000		569,000
Interest Rate	0		203,000
Interest Rate and Foreign Currency	0		200,069,000
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	0		66,000
Cash Collateral Paid Netted Against Risk Management Liabilities	0		124,000
Fair Value of Derivative Instruments
Current Risk Management Assets	695,000		445,000
Long-term Risk Management Assets	0		282,000
Current Risk Management Liabilities	1,128,000		24,359,000
Long-term Risk Management Liabilities	0		221,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(5,889,000)		(1,276,000)		(194,000)
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(15,524,000)		(4,190,000)		(4,935,000)
Changes in Fair Value Recognized in AOCI	(2,678,000)		(12,336,000)		(5,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(15,549,000)		(15,524,000)		(4,190,000)
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(15,549,000)		(15,524,000)		(4,190,000)
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Collateral Triggering Events [Abstract]
Liabilities for Derivative Contracts with Credit Downgrade Triggers	0		0
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post	1,778,000		1,128,000
Amount Attributable to RTO and ISO Activities	1,683,000		522,000
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	0		19,322,000
Amount of Cash Collateral Posted	0		0
Additional Settlement Liability if Cross Default Provision is Triggered	0		19,220,000
Derivatives and Hedging (Textuals) [Abstract]
Cash Collateral Received Netted Against Risk Management Assets	0		66,000
Cash Collateral Paid Netted Against Risk Management Liabilities	0		124,000
Maximum Term for Exposure to Variability of Future Cash Flows	12 months
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	517,000,000	[2],[3]	548,000,000	[2],[4]
Total Liabilities	292,000,000	[2],[3]	278,000,000	[2],[4]
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	65,018,000	[2],[5]	76,907,000	[2],[5]
Total Liabilities	33,819,000	[2],[5]	37,111,000	[2],[5]
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	50,343,000	[2],[5]	60,254,000	[2],[5]
Total Liabilities	24,960,000	[2],[5]	23,691,000	[2],[5]
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	92,185,000	[2],[5]	105,247,000	[2],[5]
Total Liabilities	48,217,000	[2],[5]	51,212,000	[2],[5]
Risk Management Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	515,000	[2],[5]	879,000	[2],[5]
Total Liabilities	5,879,000	[2],[5]	2,503,000	[2],[5]
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	671,000	[2],[5]	724,000	[2],[5]
Total Liabilities	1,128,000	[2],[5]	5,340,000	[2],[5]
Commodity [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(3,000,000)		7,000,000		(2,000,000)
Changes in Fair Value Recognized in AOCI	(15,000,000)		(5,000,000)		9,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(8,000,000)		(3,000,000)		7,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	24,000,000	[1]	20,000,000	[1]
Hedging Liabilities	36,000,000	[1]	25,000,000	[1]
AOCI Gain (Loss) Net of Tax	(8,000,000)		(3,000,000)		7,000,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(8,000,000)		(3,000,000)
Commodity [Member] | Appalachian Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(1,309,000)		(273,000)		(743,000)
Changes in Fair Value Recognized in AOCI	(1,310,000)		(2,077,000)		(1,450,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(644,000)		(1,309,000)		(273,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	302,000	[1]	431,000	[1]
Hedging Liabilities	1,355,000	[1]	2,418,000	[1]
AOCI Gain (Loss) Net of Tax	(644,000)		(1,309,000)		(273,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(507,000)		(1,140,000)
Commodity [Member] | Indiana Michigan Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(819,000)		(178,000)		(382,000)
Changes in Fair Value Recognized in AOCI	(987,000)		(1,294,000)		(901,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(446,000)		(819,000)		(178,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	200,000	[1]	277,000	[1]
Hedging Liabilities	931,000	[1]	1,523,000	[1]
AOCI Gain (Loss) Net of Tax	(446,000)		(819,000)		(178,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(355,000)		(712,000)
Commodity [Member] | Ohio Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(1,748,000)		(364,000)		(742,000)
Changes in Fair Value Recognized in AOCI	(2,002,000)		(2,748,000)		(1,958,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(912,000)		(1,748,000)		(364,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	416,000	[1]	584,000	[1]
Hedging Liabilities	1,903,000	[1]	3,239,000	[1]
AOCI Gain (Loss) Net of Tax	(912,000)		(1,748,000)		(364,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(720,000)		(1,518,000)
Commodity [Member] | Public Service Co of Oklahoma [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(69,000)		88,000		(78,000)
Changes in Fair Value Recognized in AOCI	104,000		108,000		77,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	21,000		(69,000)		88,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	25,000	[1]	0	[1]
Hedging Liabilities	0	[1]	107,000	[1]
AOCI Gain (Loss) Net of Tax	21,000		(69,000)		88,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	21,000		(70,000)
Commodity [Member] | Southwestern Electric Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(62,000)		82,000		112,000
Changes in Fair Value Recognized in AOCI	100,000		102,000		69,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	22,000		(62,000)		82,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	24,000	[1]	0	[1]
Hedging Liabilities	0	[1]	97,000	[1]
AOCI Gain (Loss) Net of Tax	22,000		(62,000)		82,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	22,000		(63,000)
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	589,000,000	[6]	852,000,000	[6]
Long-term Risk Management Assets	528,000,000	[6]	641,000,000	[6]
Total Assets	1,117,000,000	[6]	1,493,000,000	[6]
Current Risk Management Liabilities	546,000,000	[6]	847,000,000	[6]
Long-term Risk Management Liabilities	383,000,000	[6]	483,000,000	[6]
Total Liabilities	929,000,000	[6]	1,330,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	188,000,000	[6]	163,000,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	127,645,000	[6]	232,784,000	[6]
Long-term Risk Management Assets	60,498,000	[6]	99,751,000	[6]
Total Assets	188,143,000	[6]	332,535,000	[6]
Current Risk Management Liabilities	119,430,000	[6]	235,354,000	[6]
Long-term Risk Management Liabilities	47,281,000	[6]	82,058,000	[6]
Total Liabilities	166,711,000	[6]	317,412,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	21,432,000	[6]	15,123,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	93,268,000	[6]	154,628,000	[6]
Long-term Risk Management Assets	41,553,000	[6]	68,047,000	[6]
Total Assets	134,821,000	[6]	222,675,000	[6]
Current Risk Management Liabilities	82,433,000	[6]	149,466,000	[6]
Long-term Risk Management Liabilities	33,714,000	[6]	52,441,000	[6]
Total Liabilities	116,147,000	[6]	201,907,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	18,674,000	[6]	20,768,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	183,064,000	[6]	325,904,000	[6]
Long-term Risk Management Assets	85,023,000	[6]	136,519,000	[6]
Total Assets	268,087,000	[6]	462,423,000	[6]
Current Risk Management Liabilities	171,397,000	[6]	329,307,000	[6]
Long-term Risk Management Liabilities	66,448,000	[6]	112,454,000	[6]
Total Liabilities	237,845,000	[6]	441,761,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	30,242,000	[6]	20,662,000	[6]
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,657,000	[6]	6,980,000	[6]
Long-term Risk Management Assets	0	[6]	914,000	[6]
Total Assets	1,657,000	[6]	7,894,000	[6]
Current Risk Management Liabilities	7,021,000	[6]	7,665,000	[6]
Long-term Risk Management Liabilities	0	[6]	1,930,000	[6]
Total Liabilities	7,021,000	[6]	9,595,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(5,364,000)	[6]	(1,701,000)	[6]
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	2,804,000	[6]	6,327,000	[6]
Long-term Risk Management Assets	0	[6]	818,000	[6]
Total Assets	2,804,000	[6]	7,145,000	[6]
Current Risk Management Liabilities	3,261,000	[6]	11,062,000	[6]
Long-term Risk Management Liabilities	0	[6]	757,000	[6]
Total Liabilities	3,261,000	[6]	11,819,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(457,000)	[6]	(4,674,000)	[6]
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	32,000,000	[6]	24,000,000	[6]
Long-term Risk Management Assets	5,000,000	[6]	15,000,000	[6]
Total Assets	37,000,000	[6]	39,000,000	[6]
Current Risk Management Liabilities	43,000,000	[6]	29,000,000	[6]
Long-term Risk Management Liabilities	6,000,000	[6]	15,000,000	[6]
Total Liabilities	49,000,000	[6]	44,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(12,000,000)	[6]	(5,000,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	338,000	[6]	1,040,000	[6]
Long-term Risk Management Assets	215,000	[6]	90,000	[6]
Total Assets	553,000	[6]	1,130,000	[6]
Current Risk Management Liabilities	1,182,000	[6]	2,767,000	[6]
Long-term Risk Management Liabilities	424,000	[6]	350,000	[6]
Total Liabilities	1,606,000	[6]	3,117,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(1,053,000)	[6]	(1,987,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	220,000	[6]	667,000	[6]
Long-term Risk Management Assets	148,000	[6]	58,000	[6]
Total Assets	368,000	[6]	725,000	[6]
Current Risk Management Liabilities	807,000	[6]	1,747,000	[6]
Long-term Risk Management Liabilities	292,000	[6]	224,000	[6]
Total Liabilities	1,099,000	[6]	1,971,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(731,000)	[6]	(1,246,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	464,000	[6]	1,409,000	[6]
Long-term Risk Management Assets	303,000	[6]	122,000	[6]
Total Assets	767,000	[6]	1,531,000	[6]
Current Risk Management Liabilities	1,658,000	[6]	3,712,000	[6]
Long-term Risk Management Liabilities	596,000	[6]	474,000	[6]
Total Liabilities	2,254,000	[6]	4,186,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(1,487,000)	[6]	(2,655,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	42,000	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	42,000	[6]	0	[6]
Current Risk Management Liabilities	17,000	[6]	107,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	17,000	[6]	107,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	25,000	[6]	(107,000)	[6]
Commodity [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	41,000	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	41,000	[6]	0	[6]
Current Risk Management Liabilities	17,000	[6]	97,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	17,000	[6]	97,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	24,000	[6]	(97,000)	[6]
Interest Rate and Foreign Currency [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(20,000,000)		4,000,000		(13,000,000)
Changes in Fair Value Recognized in AOCI	(14,000,000)		(28,000,000)		13,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(30,000,000)		(20,000,000)		4,000,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	37,000,000	[1]	42,000,000	[1]
AOCI Gain (Loss) Net of Tax	(30,000,000)		(20,000,000)		4,000,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(4,000,000)		(2,000,000)
Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	1,024,000		217,000		(6,450,000)
Changes in Fair Value Recognized in AOCI	0		(373,000)		5,042,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	2,077,000		1,024,000		217,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	2,077,000		1,024,000		217,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,013,000)		(1,052,000)
Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(14,465,000)		(8,507,000)		(9,514,000)
Changes in Fair Value Recognized in AOCI	(5,777,000)		(6,913,000)		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(19,647,000)		(14,465,000)		(8,507,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	19,524,000	[1]	10,637,000	[1]
AOCI Gain (Loss) Net of Tax	(19,647,000)		(14,465,000)		(8,507,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,600,000)		(595,000)
Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	9,454,000		10,813,000		12,172,000
Changes in Fair Value Recognized in AOCI	0		0		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	8,095,000		9,454,000		10,813,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	8,095,000		9,454,000		10,813,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	1,359,000		1,359,000
Interest Rate and Foreign Currency [Member] | Public Service Co of Oklahoma [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	7,218,000		8,406,000		(521,000)
Changes in Fair Value Recognized in AOCI	0		(475,000)		8,813,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	6,460,000		7,218,000		8,406,000
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	0	[1]
Hedging Liabilities	0	[1]	0	[1]
AOCI Gain (Loss) Net of Tax	6,460,000		7,218,000		8,406,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	759,000		759,000
Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Beginning Balance in AOCI	(15,462,000)		(4,272,000)		(5,047,000)
Changes in Fair Value Recognized in AOCI	(2,778,000)		(12,438,000)		(74,000)
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Ending Balance in AOCI	(15,571,000)		(15,462,000)		(4,272,000)
Impact of Cash Flow Hedges on the Balance Sheet
Hedging Assets	0	[1]	3,000	[1]
Hedging Liabilities	0	[1]	19,143,000	[1]
AOCI Gain (Loss) Net of Tax	(15,571,000)		(15,462,000)		(4,272,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(2,267,000)		(1,864,000)
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	3,000,000	[6]	0	[6]
Long-term Risk Management Assets	1,000,000	[6]	0	[6]
Total Assets	4,000,000	[6]	0	[6]
Current Risk Management Liabilities	35,000,000	[6]	20,000,000	[6]
Long-term Risk Management Liabilities	6,000,000	[6]	22,000,000	[6]
Total Liabilities	41,000,000	[6]	42,000,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(37,000,000)	[6]	(42,000,000)	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	19,524,000	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	10,637,000	[6]
Total Liabilities	19,524,000	[6]	10,637,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	(19,524,000)	[6]	(10,637,000)	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	0	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	0	[6]
Current Risk Management Liabilities	0	[6]	0	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	0	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	0	[6]
Interest Rate and Foreign Currency [Member] | Hedging Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	[6]	3,000	[6]
Long-term Risk Management Assets	0	[6]	0	[6]
Total Assets	0	[6]	3,000	[6]
Current Risk Management Liabilities	0	[6]	19,143,000	[6]
Long-term Risk Management Liabilities	0	[6]	0	[6]
Total Liabilities	0	[6]	19,143,000	[6]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[6]	(19,140,000)	[6]
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	624,000,000		876,000,000
Long-term Risk Management Assets	534,000,000		656,000,000
Total Assets	1,158,000,000		1,532,000,000
Current Risk Management Liabilities	624,000,000		896,000,000
Long-term Risk Management Liabilities	395,000,000		520,000,000
Total Liabilities	1,019,000,000		1,416,000,000
Total MTM Derivative Contract Net Assets (Liabilities)	139,000,000		116,000,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	127,983,000		233,824,000
Long-term Risk Management Assets	60,713,000		99,841,000
Total Assets	188,696,000		333,665,000
Current Risk Management Liabilities	120,612,000		238,121,000
Long-term Risk Management Liabilities	47,705,000		82,408,000
Total Liabilities	168,317,000		320,529,000
Total MTM Derivative Contract Net Assets (Liabilities)	20,379,000		13,136,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	93,488,000		155,295,000
Long-term Risk Management Assets	41,701,000		68,105,000
Total Assets	135,189,000		223,400,000
Current Risk Management Liabilities	102,764,000		151,213,000
Long-term Risk Management Liabilities	34,006,000		63,302,000
Total Liabilities	136,770,000		214,515,000
Total MTM Derivative Contract Net Assets (Liabilities)	(1,581,000)		8,885,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	183,528,000		327,313,000
Long-term Risk Management Assets	85,326,000		136,641,000
Total Assets	268,854,000		463,954,000
Current Risk Management Liabilities	173,055,000		333,019,000
Long-term Risk Management Liabilities	67,044,000		112,928,000
Total Liabilities	240,099,000		445,947,000
Total MTM Derivative Contract Net Assets (Liabilities)	28,755,000		18,007,000
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	1,699,000		6,980,000
Long-term Risk Management Assets	0		914,000
Total Assets	1,699,000		7,894,000
Current Risk Management Liabilities	7,038,000		7,772,000
Long-term Risk Management Liabilities	0		1,930,000
Total Liabilities	7,038,000		9,702,000
Total MTM Derivative Contract Net Assets (Liabilities)	(5,339,000)		(1,808,000)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	2,845,000		6,330,000
Long-term Risk Management Assets	0		818,000
Total Assets	2,845,000		7,148,000
Current Risk Management Liabilities	3,278,000		30,302,000
Long-term Risk Management Liabilities	0		757,000
Total Liabilities	3,278,000		31,059,000
Total MTM Derivative Contract Net Assets (Liabilities)	(433,000)		(23,911,000)
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(433,000,000)	[7]	(683,000,000)	[7]
Long-term Risk Management Assets	(166,000,000)	[7]	(253,000,000)	[7]
Total Assets	(599,000,000)	[7]	(936,000,000)	[7]
Current Risk Management Liabilities	(469,000,000)	[7]	(746,000,000)	[7]
Long-term Risk Management Liabilities	(181,000,000)	[7]	(325,000,000)	[7]
Total Liabilities	(650,000,000)	[7]	(1,071,000,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	51,000,000	[7]	135,000,000	[7]
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(97,023,000)	[8]	(194,179,000)	[7]
Long-term Risk Management Assets	(26,353,000)	[8]	(60,615,000)	[7]
Total Assets	(123,376,000)	[8]	(254,794,000)	[7]
Current Risk Management Liabilities	(103,914,000)	[8]	(211,515,000)	[7]
Long-term Risk Management Liabilities	(29,229,000)	[8]	(69,485,000)	[7]
Total Liabilities	(133,143,000)	[8]	(281,000,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	9,767,000	[8]	26,206,000	[7]
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(66,514,000)	[8]	(123,143,000)	[7]
Long-term Risk Management Assets	(18,132,000)	[8]	(38,743,000)	[7]
Total Assets	(84,646,000)	[8]	(161,886,000)	[7]
Current Risk Management Liabilities	(71,247,000)	[8]	(134,233,000)	[7]
Long-term Risk Management Liabilities	(20,108,000)	[8]	(44,431,000)	[7]
Total Liabilities	(91,355,000)	[8]	(178,664,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	6,709,000	[8]	16,778,000	[7]
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(139,215,000)	[8]	(273,020,000)	[7]
Long-term Risk Management Assets	(37,038,000)	[8]	(83,027,000)	[7]
Total Assets	(176,253,000)	[8]	(356,047,000)	[7]
Current Risk Management Liabilities	(148,900,000)	[8]	(296,458,000)	[7]
Long-term Risk Management Liabilities	(41,079,000)	[8]	(95,038,000)	[7]
Total Liabilities	(189,979,000)	[8]	(391,496,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	13,726,000	[8]	35,449,000	[7]
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(1,190,000)	[8]	(6,415,000)	[7]
Long-term Risk Management Assets	31,000	[8]	(600,000)	[7]
Total Assets	(1,159,000)	[8]	(7,015,000)	[7]
Current Risk Management Liabilities	(1,190,000)	[8]	(6,492,000)	[7]
Long-term Risk Management Liabilities	31,000	[8]	(600,000)	[7]
Total Liabilities	(1,159,000)	[8]	(7,092,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[8]	77,000	[7]
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(2,150,000)	[8]	(5,885,000)	[7]
Long-term Risk Management Assets	0	[8]	(536,000)	[7]
Total Assets	(2,150,000)	[8]	(6,421,000)	[7]
Current Risk Management Liabilities	(2,150,000)	[8]	(5,943,000)	[7]
Long-term Risk Management Liabilities	0	[8]	(536,000)	[7]
Total Liabilities	(2,150,000)	[8]	(6,479,000)	[7]
Total MTM Derivative Contract Net Assets (Liabilities)	0	[8]	58,000	[7]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	191,000,000	[9]	193,000,000	[9]
Long-term Risk Management Assets	368,000,000	[9]	403,000,000	[9]
Total Assets	559,000,000	[9]	596,000,000	[9]
Current Risk Management Liabilities	155,000,000	[9]	150,000,000	[9]
Long-term Risk Management Liabilities	214,000,000	[9]	195,000,000	[9]
Total Liabilities	369,000,000	[9]	345,000,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	190,000,000	[9]	251,000,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	30,960,000	[9]	39,645,000	[9]
Long-term Risk Management Assets	34,360,000	[9]	39,226,000	[9]
Total Assets	65,320,000	[9]	78,871,000	[9]
Current Risk Management Liabilities	16,698,000	[9]	26,606,000	[9]
Long-term Risk Management Liabilities	18,476,000	[9]	12,923,000	[9]
Total Liabilities	35,174,000	[9]	39,529,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	30,146,000	[9]	39,342,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	26,974,000	[9]	32,152,000	[9]
Long-term Risk Management Assets	23,569,000	[9]	29,362,000	[9]
Total Assets	50,543,000	[9]	61,514,000	[9]
Current Risk Management Liabilities	31,517,000	[9]	16,980,000	[9]
Long-term Risk Management Liabilities	13,898,000	[9]	18,871,000	[9]
Total Liabilities	45,415,000	[9]	35,851,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	5,128,000	[9]	25,663,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	44,313,000	[9]	54,293,000	[9]
Long-term Risk Management Assets	48,288,000	[9]	53,614,000	[9]
Total Assets	92,601,000	[9]	107,907,000	[9]
Current Risk Management Liabilities	24,155,000	[9]	36,561,000	[9]
Long-term Risk Management Liabilities	25,965,000	[9]	17,890,000	[9]
Total Liabilities	50,120,000	[9]	54,451,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	42,481,000	[9]	53,456,000	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	509,000	[9]	565,000	[9]
Long-term Risk Management Assets	31,000	[9]	314,000	[9]
Total Assets	540,000	[9]	879,000	[9]
Current Risk Management Liabilities	5,848,000	[9]	1,280,000	[9]
Long-term Risk Management Liabilities	31,000	[9]	1,330,000	[9]
Total Liabilities	5,879,000	[9]	2,610,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	(5,339,000)	[9]	(1,731,000)	[9]
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	695,000	[9]	445,000	[9]
Long-term Risk Management Assets	0	[9]	282,000	[9]
Total Assets	695,000	[9]	727,000	[9]
Current Risk Management Liabilities	1,128,000	[9]	24,359,000	[9]
Long-term Risk Management Liabilities	0	[9]	221,000	[9]
Total Liabilities	1,128,000	[9]	24,580,000	[9]
Total MTM Derivative Contract Net Assets (Liabilities)	(433,000)	[9]	(23,853,000)	[9]
Utility Operations Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	21,000,000		46,000,000		85,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		3,000,000		0
Utility Operations Revenues [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		3,000,000		0
Utility Operations Revenues [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(1,149,000)		2,843,000		5,057,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(16,000)		249,000		51,000
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	11,437,000		12,786,000		21,834,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(43,000)		544,000		87,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	11,978,000		27,292,000		40,893,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(109,000)		1,457,000		229,000
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	163,000		297,000		3,156,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	398,000		547,000		3,880,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(16,000)		249,000		51,000
Electric Generation, Transmission and Distribution Revenues [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(43,000)		544,000		87,000
Electric Generation, Transmission and Distribution Revenues [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(109,000)		1,457,000		229,000
Electric Generation, Transmission and Distribution Revenues [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Electric Generation, Transmission and Distribution Revenues [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Sales to AEP Affiliates [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		154,000		(2,379,000)
Sales to AEP Affiliates [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		92,000		(2,471,000)
Sales to AEP Affiliates [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		196,000		5,043,000
Sales to AEP Affiliates [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		3,000		(794,000)
Sales to AEP Affiliates [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		4,000		(1,523,000)
Other Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	39,000,000		20,000,000		9,000,000
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(5,000,000)		(5,000,000)		(7,000,000)
Other Revenues [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(5,000,000)		(5,000,000)		(7,000,000)
Other Revenues [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		(2,000)		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		(13,000)
Fuel and Other Consumables Used for Electric Generation [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		197,000
Fuel and Other Consumables Used for Electric Generation [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0		0		0
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Fuel and Other Consumables Used for Electric Generation [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		(13,000)
Fuel and Other Consumables Used for Electric Generation [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		197,000
Fuel and Other Consumables Used for Electric Generation [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Purchased Electricity for Resale [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	13,000,000		(2,000,000)		4,000,000
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	440,000		62,000		393,000
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	1,151,000		79,000		895,000
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	3,002,000		425,000		2,338,000
Purchased Electricity for Resale [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Purchased Electricity for Resale [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	13,000,000		(2,000,000)		4,000,000
Purchased Electricity for Resale [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	440,000		62,000		393,000
Purchased Electricity for Resale [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	1,151,000		79,000		895,000
Purchased Electricity for Resale [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	3,002,000		425,000		2,338,000
Purchased Electricity for Resale [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Purchased Electricity for Resale [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Purchased Electricity for Resale [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Other Operation Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(1,000,000)		0
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(25,000)		(95,000)		(43,000)
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(14,000)		(71,000)		(31,000)
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(35,000)		(160,000)		(72,000)
Other Operation Expense [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(14,000)		(93,000)		(39,000)
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(11,000)		(93,000)		(23,000)
Other Operation Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(1,000,000)		0
Other Operation Expense [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(25,000)		(95,000)		(43,000)
Other Operation Expense [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(14,000)		(71,000)		(31,000)
Other Operation Expense [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(35,000)		(160,000)		(72,000)
Other Operation Expense [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(14,000)		(93,000)		(39,000)
Other Operation Expense [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(11,000)		(93,000)		(44,000)
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Other Operation Expense [Member] | Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		21,000
Maintenance Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(1,000,000)		0
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(169,000)		(70,000)
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(2,000)		(64,000)		(28,000)
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(5,000)		(141,000)		(54,000)
Maintenance Expense [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	1,000		(62,000)		(24,000)
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(65,000)		(23,000)
Maintenance Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(1,000,000)		0
Maintenance Expense [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(169,000)		(70,000)
Maintenance Expense [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(2,000)		(64,000)		(28,000)
Maintenance Expense [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(5,000)		(141,000)		(54,000)
Maintenance Expense [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	1,000		(62,000)		(24,000)
Maintenance Expense [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		(65,000)		(23,000)
Maintenance Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	4,000		4,000		4,000
Depreciation and Amortization Expense [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	4,000		4,000		4,000
Depreciation and Amortization Expense [Member] | Interest Rate and Foreign Currency [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Depreciation and Amortization Expense [Member] | Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Interest Expense [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	4,000,000		4,000,000		4,000,000
Interest Expense [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	1,053,000		1,180,000		1,625,000
Interest Expense [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	595,000		955,000		1,007,000
Interest Expense [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(1,363,000)		(1,363,000)		(1,363,000)
Interest Expense [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(758,000)		(713,000)		114,000
Interest Expense [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	2,669,000		1,248,000		828,000
Interest Expense [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	0		0		0
Interest Expense [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	4,000,000		4,000,000		4,000,000
Interest Expense [Member] | Interest Rate and Foreign Currency [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	1,053,000		1,180,000		1,625,000
Interest Expense [Member] | Interest Rate and Foreign Currency [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	595,000		955,000		1,007,000
Interest Expense [Member] | Interest Rate and Foreign Currency [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(1,363,000)		(1,363,000)		(1,363,000)
Interest Expense [Member] | Interest Rate and Foreign Currency [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	(758,000)		(713,000)		114,000
Interest Expense [Member] | Interest Rate and Foreign Currency [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income	2,669,000		1,248,000		828,000
Property, Plant and Equipment [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0		(1,000,000)		0
Property, Plant and Equipment [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(14,000)		(175,000)		(71,000)
Property, Plant and Equipment [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(10,000)		(90,000)		(36,000)
Property, Plant and Equipment [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(15,000)		(217,000)		(87,000)
Property, Plant and Equipment [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(1,000)		(110,000)		(45,000)
Property, Plant and Equipment [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(5,000)		(88,000)		(32,000)
Property, Plant and Equipment [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0		(1,000,000)		0
Property, Plant and Equipment [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(14,000)		(175,000)		(71,000)
Property, Plant and Equipment [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(10,000)		(90,000)		(36,000)
Property, Plant and Equipment [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(15,000)		(217,000)		(87,000)
Property, Plant and Equipment [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(1,000)		(110,000)		(45,000)
Property, Plant and Equipment [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	(5,000)		(88,000)		(32,000)
Property, Plant and Equipment [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0		0		0
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(43,000,000)	[10]	(22,000,000)	[10]	(9,000,000)	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	2,000,000	[11]	2,000,000	[11]	3,000,000	[11]
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(7,835,000)	[10]	373,000	[10]	(372,000)	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	1,590,000	[11]	1,169,000	[11]	1,660,000	[11]
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(9,204,000)	[10]	(1,470,000)	[10]	(186,000)	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	278,000	[11]	255,000	[11]	218,000	[11]
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(14,104,000)	[10]	(17,928,000)	[10]	(5,788,000)	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Assets [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(5,304,000)	[10]	(1,421,000)	[10]	46,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(6,274,000)	[10]	(1,709,000)	[10]	(2,902,000)	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Assets [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	2,000,000	[11]	2,000,000	[11]	3,000,000	[11]
Regulatory Assets [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	1,590,000	[11]	1,169,000	[11]	1,660,000	[11]
Regulatory Assets [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	278,000	[11]	255,000	[11]	218,000	[11]
Regulatory Assets [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Assets [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Assets [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Assets [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	8,000,000	[10]	(3,000,000)	[10]	38,000,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	7,314,000	[10]	2,552,000	[10]	27,790,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(889,000)	[10]	(5,178,000)	[10]	8,217,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	[10]	(105,000)	[10]	3,451,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	(5,000)	[11]
Regulatory Liabilities [Member] | Public Service Co of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(19,000)	[10]	708,000	[10]	878,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(13,000)	[10]	(118,000)	[10]	351,000	[10]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Commodity [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Commodity [Member] | Appalachian Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Commodity [Member] | Indiana Michigan Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Commodity [Member] | Ohio Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	(5,000)	[11]
Regulatory Liabilities [Member] | Commodity [Member] | Public Service Co of Oklahoma [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Commodity [Member] | Southwestern Electric Power Co [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	0	[11]	0	[11]	0	[11]
Regulatory Liabilities [Member] | Interest Rate and Foreign Currency [Member]
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income/within Balance Sheet:
Amount of (Gain) or Loss Reclassified from AOCI within Balance Sheet	$ 0	[11]	$ 0	[11]	$ 0	[11]

[1]	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.
[2]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[3]	The December 31, 2012 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $9 million in 2013, $(3) million in periods 2014-2016 and ($4) million in periods 2017-2018; Level 2 matures $16 million in 2013, $61 million in periods 2014-2016, $16 million in periods 2017-2018 and $7 million in periods 2019-2030; Level 3 matures $18 million in 2013, $31 million in periods 2014-2016, $13 million in periods 2017-2018 and $24 million in periods 2019-2030. Risk management commodity contracts are substantially comprised of power contracts.
[4]	The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.
[5]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[6]	Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."
[7]	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.
[8]	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."
[9]	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
[10]	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.
[11]	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.